Loans Payable (Details) - Schedule of loans payable - Loans Payable [Member] - Spectrum Global Solutions, Inc. - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Dividends Payable [Line Items]
Total	$ 5,034,389	$ 2,969,221
Less: Long-term portion of loans payable	(2,453,920)	(2,886,796)
Loans payable, current portion, net of debt discount	2,580,469	82,425
Promissory note issued to the Mark Munro [Member]
Dividends Payable [Line Items]
Total	2,292,971 [1]	2,292,971
Promissory note issued to Cornerstone National Bank & Trust [Member]
Dividends Payable [Line Items]
Total	318,147	358,343
Bank of America auto loan [Member]
Dividends Payable [Line Items]
Total	45,871	52,051
CARES Act Loans [Member]
Dividends Payable [Line Items]
Total	2,160,000	250,800
Promissory note issued to InterCloud Systems, Inc. [Member]
Dividends Payable [Line Items]
Total	217,400
Ailco equipment financing [Member]
Dividends Payable [Line Items]
Ailco equipment financing		$ 15,056

[1]	During the nine months ended September 30, 2021, this note was assigned to the Mark Munro 1996 Charitable Remainder UniTrust by Jeffrey Gardner and James Marsh.